SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of outstanding, begining balance	524,000	668,000	668,000	533,000
Weighted exercise price per share, beginning balance	$ 0.44	$ 0.55	$ 0.55	$ 0.71
Number of outstanding, granted				135,000
Weighted exercise price per share, granted				$ 0.20
Number of outstanding, exercised
Weighted exercise price per share, exercised
Number of outstanding, forfeited/cancelled	48,000		144,000
Weighted exercise price per share, forfeited/cancelled	$ 0.16
Number of outstanding, forfeited/cancelled	(48,000)		(144,000)
Weighted exercise price per share, forfeited/cancelled			$ 0.81
Number of outstanding, ending balance	476,000	668,000	524,000	668,000
Weighted exercise price per share, ending balance	$ 0.47	$ 0.55	$ 0.44	$ 0.55
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price per share, beginning balance	0.001	0.001	0.001	0.001
Exercise Price per share, granted				0.001
Exercise Price per share, forfeited	0.15		0.31
Exercise Price per share,ending balance	0.001	0.001	0.001	0.001
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price per share, beginning balance	0.95	1.21	1.21	1.21
Exercise Price per share, granted				0.20
Exercise Price per share, forfeited	0.32		1.21
Exercise Price per share,ending balance	0.95	1.21	0.95	1.21